Aztlan North America Nearshoring Stock Selection ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Value
Commercial Services - 6.8%
GXO Logistics, Inc. (a)	10,267	$614,069
Promotora y Operadora de Infraestructura SAB de CV	11,277	98,125
		712,194

Storage - Warehousing - 1.0%
Westshore Terminals Investment Corp.	6,080	100,363

Transportation - 84.3%(b)
Air Transport Services Group, Inc. (a)	6,866	118,370
ArcBest Corp.	5,008	521,733
C.H. Robinson Worldwide, Inc.	7,457	768,369
Canadian National Railway Co.	4,415	476,197
Canadian Pacific Kansas City Ltd.	5,426	418,670
Covenant Logistics Group, Inc. - Class A	996	50,398
CSX Corp.	17,316	582,510
Forward Air Corp. - Class A	14,715	519,881
Genco Shipping & Trading Ltd.	6,106	96,108
GMexico Transportes SAB de CV (c)	61,509	91,791
Hub Group, Inc. - Class A	11,636	504,886
Kirby Corp. (a)	3,597	412,792
Landstar System, Inc.	3,560	625,741
Matson, Inc.	5,208	806,667
Mullen Group Ltd.	10,130	109,443
Norfolk Southern Corp.	2,024	506,870
PAM Transportation Services, Inc. (a)	2,987	46,239
Schneider National, Inc. - Class B	18,602	526,065
TFI International, Inc.	3,850	514,631
Union Pacific Corp.	2,553	592,475
Universal Logistics Holdings, Inc.	1,241	52,172
Werner Enterprises, Inc.	13,886	512,255
		8,854,263
TOTAL COMMON STOCKS (Cost $9,071,740)		9,666,820

REAL ESTATE INVESTMENT TRUSTS - 7.8%
FIBRA Macquarie Mexico	64,555	107,065
Fibra MTY SAPI de CV	90,819	47,050
Granite Real Estate Investment Trust	1,776	96,804
Prologis Property Mexico SA de CV	155,888	521,287
TF Administradora Industrial S de RL de CV	26,005	46,868
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $957,631)		819,074

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.78% (c)	10,752	10,752
TOTAL SHORT-TERM INVESTMENTS (Cost $10,752)		10,752

TOTAL INVESTMENTS - 100.0% (Cost $10,040,123)		10,496,646
Liabilities in Excess of Other Assets - (0.0)% (d)		(84)
TOTAL NET ASSETS - 100.0%		$10,496,562

Percentages are stated as a percent of net assets.

S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable
SA de CV - Sociedad Anónima de Capital Variable
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SAPI de CV - Sociedad Anónima Promotora de Capital Variable

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024:

Aztlan North America Nearshoring Stock Selection ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,666,820	$—	$—	$9,666,820
Real Estate Investment Trusts	819,074	—	—	819,074
Money Market Funds	10,752	—	—	10,752
Total Investments	$10,496,646	$—	$—	$10,496,646

Refer to the Schedule of Investments for further disaggregation of investment categories.